Note 10 - Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
10.
Capital Stock

On
January 9, 2017,
the holder of
500,000
shares of Series E Convertible Preferred Stock (the “Series E Preferred Stock”) elected to convert them into shares of common stock. In accordance with the conversion terms applicable to the Series E Preferred Stock, the Company issued
6,667
shares of common stock.

On various dates from
January 26, 2017
to
March 23, 2017,
inclusive, the holder of
390
shares of Series F Convertible Preferred Stock (the “Series F Preferred Stock”) elected to convert them into shares of common stock. In accordance with the conversion terms applicable to the Series F Preferred Stock, the Company issued
26,000
shares of common stock.

On
April 4
and
April 13, 2017,
the holder of
200
shares of Series F Convertible Preferred Stock elected to convert them into shares of common stock. In accordance with the conversion terms applicable to the Series F Preferred Stock, the Company issued
13,334
shares of common stock.

On
May 26, 2017,
the Company exchanged
1,233
shares of the outstanding Series D Preferred Stock and
643
shares of the outstanding Series F Preferred Stock for
938
shares of newly created Series G Convertible Preferred Stock (the “Series G Preferred Stock”) and
938
shares of the newly created Series H Convertible Preferred Stock (the “Series H Preferred Stock”).

The key preferences, rights, and limitations of the Series G Preferred Stock and Series H Preferred Stock, are as follows:

i.	The Stated Value of each share of Series G Preferred Stock and Series H Preferred Stock is $1,000;

ii.
Series G Preferred Stock and Series H Preferred Stock
may
be converted into common shares at any time. The number of common shares issuable upon the conversion of the Series G Preferred Stock is determined by multiplying the number of shares of Series G Preferred Stock being converted by their stated value of
$1,000
per share and then dividing by the conversion price of
$7.50
per common share. The number of common shares issuable upon the conversion of the Series H Preferred Stock is determined by multiplying the number of shares of Series H Preferred Stock being converted by their stated value of
$1,000
per share and then dividing by the conversion price of
$9.38
per common share;

iii.
In the event of a Liquidation Event, each share of Series G Preferred Stock and Series H Preferred Stock will be entitled to a per share preferential payment equal to
100%
of the stated value of such Series H Preferred Stock, plus all accrued and unpaid dividends, if any. All subsequent issuances and junior preferred issuances of our capital stock will be junior in rank to the Series G Preferred Stock and Series H Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company. The holders of Series H Preferred Stock will be entitled to receive dividends if and when declared by the Company. The Series G Preferred Stock and Series H Preferred Stock shall participate on an “as converted” basis, with all dividends declared on our common stock. In addition, if the Company grants, issues or sells any rights to purchase securities pro rata to all of the Company’s record holders of its common stock, each holder will be entitled to acquire such securities applicable to the granted purchase rights as if the holder had held the number of shares of common stock acquirable upon complete conversion of all Series G Preferred Stock and Series H Preferred Stock then held.

iv.
The Company is prohibited from effecting a conversion of the Series G Preferred Stock and Series H Preferred Stock to the extent that, as a result of such conversion, the holder would beneficially own more than
9.99%
of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series G Preferred Stock and Series H Preferred Stock, which beneficial ownership limitation may
be decreased by the holder at its option. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s Series G and Series H Preferred Stock, but not
in excess of the beneficial ownership limitations.

Additionally, upon the issuance of the Series G Preferred Stock and Series H Preferred Stock, the Company recorded a beneficial conversion feature and a deemed dividend in the amount of
$1,905,570
.
This amount was calculated using the closing price per share of the Company’s common stock on the day of the transaction and subtracting the conversion price per share. This difference was then multiplied by the number of shares of common stock into which the shares of Series G Preferred Stock and Series H Preferred Stock were convertible into on the date of the transaction.

On various dates from
May 30, 2017
to
June 29, 2017,
inclusive, the holder of
437
shares of Series H Preferred Stock elected to convert them into shares of common stock. In accordance with the conversion terms applicable to those preferred shares, the Company issued
46,614
shares of common stock.

On
June 30, 2017,
the holder of
200
shares of Series G Preferred Stock elected to convert them into shares of common stock. In accordance with the conversion terms applicable to those preferred shares, the Company issued
26,667
shares of common stock.

Note
10
-
Capital Stock

The Company is authorized to issue up to
200,000,000
shares of common stock at a par value of
$0.001
and had
244,369
and
44,567
shares issued and outstanding as of
December 31, 2016
and
2015,
respectively. The holders of common stock are entitled to
one
vote per share and are entitled to receive dividends, if any, as may
be declared by the Company's Board of Directors. Upon liquidation, dissolution, or winding-up of the Company, the holders of the Company's common stock are entitled to share ratably in all assets that are available for distribution. They have no
preemptive, subscription, redemption, or conversion rights. Any rights, preferences, and privileges of holders of the Company’s common stock are subject to, and may
be adversely affected by, the rights of the holders of any series of preferred stock, which may
be designated solely by action of the Company's Board of Directors and issued in the future. At the Company’s annual meeting on
August 21, 2015,
the shareholders approved an increase in the number of authorized shares of common stock from
95,000,000
to
200,000,000.

The Company is authorized to issue up to
5,000,000
shares of "blank check" preferred stock at a par value of
$0.001
which
may
be issued from time to time in
one
or more classes and in
one
or more series within a class upon authorization by our Board. The Board, without further approval of the shareholders, is authorized to fix the preferences, limitations and relative rights of the shares of each class or series within a class. The issuance of preferred stock could adversely affect the voting power, conversion or other rights of holders of common stock. Preferred stock could be issued quickly with terms calculated to delay or prevent a change in control of the Company or make removal of management more difficult. Additionally, the issuance of preferred stock may
have the effect of decreasing the market price of our common stock.

The Company had created Series A Preferred Stock during the year ended
December 31, 2010
and Series B through Series F Convertible Preferred Stock during the year ended
December 31, 2016,
and designated the number of shares as indicated below. The Company had shares of the following series of preferred stock issued and outstanding as of
December 31, 2016
and
2015:

	Designated	Issued and Outstanding
		2016	2015
Series A Preferred Stock	350,000	-	-
Series B Convertible Preferred Stock	892,857	-	-
Series C Convertible Preferred Stock	680,000	-	-
Series D Convertible Preferred Stock	4,421	1,233	-
Series E Convertible Preferred Stock	2,000,000	500,000	-
Series F Convertible Preferred Stock	1,233	1,233	-
	3,928,511	502,466	-

The preferences, rights, and limitations of each series of preferred stock are discussed to the extent appropriate in the following paragraphs.

a)
On
November 8, 2010,
the Company adopted a shareholder rights plan under which the Company issued one
"preferred share purchase right" ("right") for each share of the Company's common stock held by shareholders of record as of the close of business on
November 24, 2010.
Each holder of a right will be allowed to purchase
one one
-hundredth of a share of
350,000
shares of Series A Preferred Stock at an exercise price of
$18.00.
In general, the rights will become exercisable if a person or group acquires
15%
or more of the Company’s outstanding common stock or announces a tender offer or exchange offer for
15%
or more of the Company’s outstanding common stock. The rights will expire on
November 8, 2020.
The Company
may
redeem the rights for
$0.001
each at any time until the
tenth
business day following public announcement that a person or group has acquired
15%
or more of its outstanding common stock.

b)
On
June 20, 2016,
the Company raised
$2,280,000
through the issuance of
10,000
Units at
$228.00
per Unit. The Units collectively consisted of: i)
10,000
shares of common stock, and ii) warrants for the purchase of
10,000
shares of the Company's common stock at
$375.00
per share for a period of
five
years. The common shares and the warrants were immediately separable and were issued independently. Expenses associated with this transaction totaled
$43,750
resulting in net proceeds to the Company of
$2,236,250.
Such net proceeds were allocated to the shares and the warrants issued in the amounts of
$1,677,188
and
$559,062,
respectively, in proportion to their relative fair value on the date of issuance. The fair value of the common shares was determined by utilizing the closing price on the day of the transaction and the fair value of the warrants was determined by using the Black-Scholes model as more fully described in Note
11,
Stock Option Plans and Warrants
.

c)
On
July 7, 2016
and as previously indicated, the Company effected a
1
-for-
20
reverse stock split. Consequently, all share quantities, per share amounts, and any other appropriate amounts or disclosures in these financial statements affected by that reverse stock split have been adjusted for that reverse stock split.

d)
On
July 7, 2016,
the Company raised
$1,250,000
through the issuance of
892,857
Units at
$1.40
per Unit. The Units collectively consisted of: i)
892,857
shares of newly created Series B Convertible Preferred Stock ("Series B") which were convertible into
5,953
shares of the Company's common stock, and ii) warrants for the purchase
2,977
shares of the Company's common stock at
$225.00
per share for a period of
five
years. The common shares and the warrants were immediately separable and were issued independently. Expenses associated with this transaction totaled
$56,156
resulting in net proceeds to the Company of
$1,193,844.
Such net proceeds were allocated to the shares and the warrants issued in the amounts of
$963,949
and
$229,895,
respectively, in proportion to their relative fair value on the date of issuance. The fair value of the Series B shares was determined by reference to the number of common shares which they were convertible into and the closing price for those shares on the day of the transaction. The fair value of the warrants was determined by using the Black-Scholes model as more fully described in Note
11,
Stock Option Plans and Warrants
.

e)	On July 21 and July 26, 2016, the holders of the 892,857 shares of Series B, previously issued on July 7, 2016, converted all such shares into 5,953 shares of common stock.

f)
On
September 12, 2016,
the Company effected an exchange with the holders of the warrants previously issued on
June 20
and
July 7, 2016
for the purchase of up to
10,000
and
2,977
shares of the Company's common stock described above, respectively. In that exchange, the holders surrendered those warrants and the Company issued
680,000
shares of newly created Series C Convertible Preferred Stock ("Series C") which was convertible into the Company's common shares on a one
-for-
one
basis. The Company accounted for this exchange by reducing Additional Paid-In Capital by
$1,031,999
for the book value of the warrants with a corresponding increasing Series C par value by
$680
and Series C Additional Paid-In Capital by
$1,031,319.

g)
On
September 12,
2016,
the Company raised
$4,000,000
through the issuance of
39,507
common shares at
$101.25
per share. Expenses associated with this transaction, including the
7%
underwriters' commission of
$280,000,
totaled
$621,720
resulting in net proceeds to the Company of
$3,378,280.
In connection with this transaction, the Company granted the underwriter an option through
October 31, 2016
to purchase up to an additional
5,926
shares of the Company's common stock at
$101.25
per share, subject to the same commission structure, to cover overallotments.

h)
On various dates from
October 10
through
October 18, 2016,
the holders of the
680,000
shares of Series C, previously issued on
September 12, 2016,
exercised their conversion privileges and converted such shares into a like number of common shares.

i)
On
November 1, 2016,
the underwriter, which assisted the Company with the offering on
September 12, 2016
described above, exercised its option and the Company raised
$600,000
through the issuance of
5,926
common shares at
$101.25
per share. Expenses associated with this transaction, including the
7%
underwriters' commission of
$42,000,
totaled
$71,850
resulting in net proceeds to the Company of
$528,150.

j)
On
November 8, 2016,
an investor acquired
,
$5,000,000
of principal and accrued interest payable by Towerstream to Melody Business Finance, LLC ("Melody") in exchange for a payment of
$5,500,000
from the investor to Melody as more fully described in Note
9
Long-Term Debt
.

The Company then exchanged such debt for
1,000
shares of newly created Series D Convertible Preferred Stock ("Series D") and warrants for the purchase of up to
53,334
shares of the Company's common stock at an exercise price of
$100.50
for a period of
five
years.

The key preferences, rights, and limitations of the Series D shares, including subsequent documented agreements with the holder of the Series D shares, are as follows:

i)       The Stated Value of each Series D share is
$5,500;

ii)      Series D shares
may
be converted into common shares at any time. The number of common shares issuable upon such conversion is determined by multiplying the number of Series D shares being converted by their stated value of
$5,500
per share and then dividing by the conversion price of
$48.30
per common share;

iii)     Series D shares
may
be converted into common shares at any time in any amount provided that the holder or its affiliates would not
beneficially own more than
9.99%
of the Company's common stock;

iv)     Series D shares
may
vote as common shares on an "as converted" basis subject to the conversion limitation described above;

v)     The Company
may
only sell up to
$15,000,000
of equity or equity linked securities and only at a price equal to or greater than
$37.50
per common share through
November 8, 2017.
That restriction remains in effect so long as there are Series D shares outstanding with a Stated Value of at least
$2,000,000;
and

vi)     The holder of Series D has a right to participate up to
100%
in the Company's equity financings through
November 8, 2017.

The Series D shares and the warrants were immediately separable and were issued independently. Expenses associated with this transaction totaled
$170,264
resulting in net effective proceeds to the Company of
$5,329,736.
Such net proceeds were allocated to the shares and the warrants issued in the amounts of
$3,740,942
and
$1,588,794,
respectively, in proportion to their relative fair value on the date of issuance. The fair value of the Series D shares was determined by reference to the number of common shares which they were convertible into and the closing price for those shares on the day of the transaction. The fair value of the warrants was determined by using the Black-Scholes model as more fully described in Note
11,
Stock Option Plans and Warrants
.

Additionally, upon the issuance of the Series D shares, the Company recorded a beneficial conversion feature and a deemed dividend in the amount of
$1,375,000.
This amount was calculated using the closing price per share of the Company’s common stock on the day of the transaction and subtracting the conversion price per share. This difference was then multiplied by the number of shares of common stock into which the Series D shares were convertible into on the date of the transaction.

k)
On various dates from
November 10
through
November 16, 2016,
inclusive, the holder of
378
shares of Series D, previously issued on
November 8, 2016,
elected to convert them into shares of common stock. In accordance with the terms applicable to that series of preferred shares, the Company issued
43,044
shares of common stock.

l)
On
November 22, 2016,
the Company effected a
5.5
for
1
forward split of Series D shares resulting in an increase of such shares outstanding from
622
to
3,421,
a net increase of
2,799
shares. The purpose of this forward split was to increase the number of Series D shares to
3,421
and effectively adjust the stated value of each Series D share from
$5,500
to
$1,000
per share to facilitate record keeping purposes. Additionally on that date, the Company amended the key preferences, rights, and limitations of the Series D shares to indicate that number of common shares issuable upon their conversion is determined by: multiplying the number of Series D shares being converted by their stated value of
$1,000
per share and then dividing by the conversion price per common share. Such conversion price is
75%
of the prior day's closing bid but at
no
time shall be lower than
$30.00
per share.

On
November 22, 2016,
the Company then raised
$1,000,000
through the issuance of
1,000
Series D shares at
$1,000
per share. Expenses associated with this transaction totaled
$172,366
resulting in net proceeds to the Company of
$827,635.

Additionally on
November 22, 2016
and as a result of the adjustment of the conversion price described above, the Company recorded a beneficial conversion feature and a deemed dividend in the amount of
$346,745.
This amount was calculated using the closing price per share of the Company’s common stock on the day of the transaction and subtracting the conversion price per share. This difference was then multiplied by the number of shares of common stock into which the Series D shares were convertible into on the date of the transaction.

Finally, on
November 22, 2016,
the Company effected an exchange with the holders of warrants, previously issued on
November 8, 2016,
for the purchase of up to
53,334
shares of the Company's common stock. In that exchange, the holders surrendered those warrants and the Company issued
2,000,000
shares of newly created Series E Convertible Preferred Stock ("Series E").

The key preferences, rights, and limitations of the Series E shares are as follows:

i)      The Stated Value of each Series E share is
$0.001;

ii)     Series E shares are convertible into the Company's common shares on a one
-for-
one
basis;

iii)     Series E shares
may
be converted into common shares at any time in any amount provided that the holder or its affiliates would not
beneficially own more than
9.99%
of the Company's common stock; and

iv)     Series E shares
may
vote as common shares on an "as converted" basis subject to the conversion limitation described above.

m)
On various dates from
November 22
through
November 29, 2016,
inclusive, the holder of
1,955
shares of Series D, previously issued on
November 8
and
22,
2016,
elected to convert them into shares of common stock. In accordance with the terms applicable to that series of preferred shares, the Company issued
63,334
shares of common stock.

n)
On
December 19, 2016,
the holder of
1,500,000
shares of Series E, previously issued on
November 22, 2016,
elected to convert them into shares of common stock. In accordance with the terms applicable to that series of preferred shares, the Company issued
20,000
shares of common stock.

o)
On
December 30, 2016,
the Company effected an exchange with the holder of
1,233
shares of Series D previously issued on
November 8
and
22,
2016.
In that exchange, the holder surrendered those shares and the Company issued
1,233
shares of newly created Series F Convertible Preferred Stock ("Series F") which was convertible into the Company's common shares as described below.

The key preferences, rights, and limitations of the Series F shares are substantially the same as Series D with the exception of the conversion price and are as follows:

i)       The Stated Value of each Series F share is
$1,000;

ii)      Series F shares
may
be converted into common shares at the rate of
90%
of the Company's volume-weighted average price ("VWAP") during the five
trading days prior to the date of conversion. However, such VWAP may
not
be lower than
$0.20
thus providing, in effect, a conversion floor of that amount;

iii)     Series F shares
may
be converted into common shares at any time in any amount provided that the holder or its affiliates would not
beneficially own more than
9.99%
of the Company's common stock; and

iv)     Series F shares
may
vote as common shares on an "as converted" basis subject to the conversion limitation described above.

There was
no
beneficial conversion feature triggered by this exchange.

p)
On various dates during the year ended
December 31, 2016,
the Company issued
2,573
shares of common stock to
third
parties for professional services at an average price per share of
$189.75
for a total value of
$488,656.
Pursuant to the terms of those service agreements, the value of those shares of common stock was immediately expensed and classified in general and administrative expenses in the Company’s statements of operations.